Debt - Additional Information (Detail)			3 Months Ended
	Feb. 07, 2020 USD ($)	Jul. 12, 2019 USD ($) Subsidiary	Mar. 31, 2020 USD ($)	Feb. 11, 2020 USD ($)
Debt Instrument [Line Items]
Amount borrowed under credit Facility			$ 788,764,000
Remaining outstanding balance			$ 788,345,000
KeyBank
Debt Instrument [Line Items]
Bridge facility	$ 95,000,000
Drawn from bridge facility	$ 95,000,000
Loan and Security Agreement
Debt Instrument [Line Items]
Number of subsidiaries | Subsidiary		2
Amount borrowed under credit Facility		$ 788,800,000
Remaining outstanding balance				$ 788,800,000
Additional borrowings under credit facility		$ 0
Credit facility, maturity date		Jul. 12, 2029